Document and Entity Information	0 Months Ended
Jun. 01, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jun. 01, 2015
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Jun. 01, 2015
Document Effective Date	Jun. 01, 2015
Prospectus Date	May 01, 2015
Dreyfus Institutional Reserves Money Fund | Institutional Shares
Risk/Return:
Trading Symbol	DSVXX
Dreyfus Institutional Reserves Money Fund | Hamilton Shares
Risk/Return:
Trading Symbol	DSHXX
Dreyfus Institutional Reserves Money Fund | Agency Shares
Risk/Return:
Trading Symbol	DRGXX
Dreyfus Institutional Reserves Money Fund | Premier Shares
Risk/Return:
Trading Symbol	DERXX
Dreyfus Institutional Reserves Money Fund | Classic Shares
Risk/Return:
Trading Symbol	DLSXX